CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Online games-subscription revenue USD ($)	Dec. 31, 2012 Online games-subscription revenue KRW	Dec. 31, 2011 Online games-subscription revenue KRW	Dec. 31, 2010 Online games-subscription revenue KRW	Dec. 31, 2012 Online games-royalties and license fees USD ($)	Dec. 31, 2012 Online games-royalties and license fees KRW	Dec. 31, 2011 Online games-royalties and license fees KRW	Dec. 31, 2010 Online games-royalties and license fees KRW	Dec. 31, 2012 Mobile games including related party revenue USD ($)	Dec. 31, 2012 Mobile games including related party revenue KRW	Dec. 31, 2011 Mobile games including related party revenue KRW	Dec. 31, 2010 Mobile games including related party revenue KRW	Dec. 31, 2012 Character merchandising, animation and other revenue including related party revenue USD ($)	Dec. 31, 2012 Character merchandising, animation and other revenue including related party revenue KRW	Dec. 31, 2011 Character merchandising, animation and other revenue including related party revenue KRW	Dec. 31, 2010 Character merchandising, animation and other revenue including related party revenue KRW	Dec. 31, 2012 All Other USD ($)	Dec. 31, 2012 All Other KRW	Dec. 31, 2011 All Other KRW	Dec. 31, 2010 All Other KRW
Revenue
Revenue	$ 54,343,000	57,781,000,000	57,477,000,000	52,362,000,000	$ 9,546,000	10,150,000,000	11,556,000,000	9,908,000,000	$ 30,402,000	32,325,000,000	35,552,000,000	32,132,000,000	$ 10,744,000	11,424,000,000	9,293,000,000	9,188,000,000	$ 3,651,000	3,882,000,000	1,076,000,000	1,134,000,000
Cost of revenue																					32,830,000	34,906,000,000	24,243,000,000	20,873,000,000
Gross profit	21,513,000	22,875,000,000	33,234,000,000	31,489,000,000
Selling, general and administrative																					19,102,000	20,310,000,000	22,759,000,000	20,422,000,000
Research and development																					6,601,000	7,018,000,000	4,136,000,000	4,652,000,000
Impairment losses on intangible assets	13,702,000	14,569,000,000	3,697,000,000	475,000,000
Gain on disposal of equity method investments	(497,000)	(528,000,000)
Gain on loss of control in a subsidiary			(548,000,000)
Settlement cost of litigation			29,000,000
Operating income (loss)	(17,395,000)	(18,494,000,000)	3,161,000,000	5,940,000,000
Other income (expenses)
Interest income	1,658,000	1,763,000,000	1,844,000,000	1,946,000,000
Interest expense	(52,000)	(55,000,000)	(58,000,000)	(32,000,000)
Foreign currency income (loss), net	(848,000)	(902,000,000)	180,000,000	96,000,000
Others, net	61,000	65,000,000	(90,000,000)	312,000,000
Income (loss) before income tax expense (benefit) and equity loss on investments	(16,576,000)	(17,623,000,000)	5,037,000,000	8,262,000,000
Income tax expenses (benefit)	2,430,000	2,584,000,000	(7,962,000,000)	4,207,000,000
Income (loss) before equity loss on investments	(19,006,000)	(20,207,000,000)	12,999,000,000	4,055,000,000
Equity loss on investments, net	(312,000)	(333,000,000)	(242,000,000)	(345,000,000)
Net income (loss)	(19,318,000)	(20,540,000,000)	12,757,000,000	3,710,000,000
Net income (loss) attributable to :
Non-controlling interest	(7,821,000)	(8,316,000,000)	(2,171,000,000)	(20,000,000)
Parent company	(11,497,000)	(12,224,000,000)	14,928,000,000	3,730,000,000
Earnings (losses) per share - basic and diluted:
Net income attributable to parent company common shareholders	$ (1.65)	(1,759)	2,148	537
Weighted average number of shares outstanding
Weighted average number of shares outstanding Basic and diluted	6,948,900	6,948,900	6,948,900	6,948,900
Other comprehensive income (loss)
Foreign currency translation adjustment	(39,000)	(41,000,000)	(510,000,000)	290,000,000
Comprehensive income (loss)	(19,357,000)	(20,581,000,000)	12,247,000,000	4,000,000,000
Comprehensive income (loss) attributable to :
Non-controlling interest	(7,821,000)	(8,316,000,000)	(2,171,000,000)	(20,000,000)
Parent company	$ (11,536,000)	(12,265,000,000)	14,418,000,000	4,020,000,000